Schedule of convertible debt (Details)	6 Months Ended
Dec. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Face value	$ 65,000,000
Debt conversion amount	16,330,554
September 23, 2025 [Member]
Short-Term Debt [Line Items]
Face value	11,000,000
Debt conversion amount	$ 4,654
Conversion rate	95.00%
October 8, 2025 [Member]
Short-Term Debt [Line Items]
Face value	$ 4,000,000
Debt conversion amount	$ 3,036
Conversion rate	95.00%
November 7, 2025 [Member]
Short-Term Debt [Line Items]
Face value	$ 50,000,000
Debt conversion amount	$ 913
Conversion rate	95.00%